Schedule of Assets Held for Sale (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets Held For Sale
Xepi® license	$ 4,600
Less: Accumulated amortization	(2,300)
Assets held for sale	$ 2,300